Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
			As of December 31,
	Relationship	Notes	2020	2021
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	2,529	35,872
Youxiang Group	(c)	(ii)	21,778	19,230
Others		(iii)	494	111
			24,801	55,213
			As of December 31,
	Relationship	Notes	2020	2021
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	67,669	20,159
Angela Bai	(a)	(v)	4,750	—
Guangdong Marketing Advertising Group	(e)	(vi)	18,667	12,280
Others			1,651	2,221
			92,737	34,660

Schedule of lease expenses
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	22,336	12,645	5,134
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	12,116	20,124	26,087
Guangdong Advertising Co., Ltd.	(d)	(iii)	117,796	77,046	45,528
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	3,531	3,668	5,106
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	4,350	—	—
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	47,425	5	—
Guangdong Advertising Co., Ltd.	(d)	(vi)	2,871	1,081	1,929
Guangdong Advertising Marketing Group	(e)	(vi)	8,687	10,418	12,566
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(vii)	—	—	14,525